Intangible fixed assets (Tables)	6 Months Ended
Mar. 31, 2024
Intangible fixed assets
Summary of intangible fixed assets

31 March
2024
$'000
Cost
At 1 October 2023	3,503
Additions	1,068
Reclassified to discontinued operations	(423)
Foreign exchange on translation	(177)
At 31 March 2024	3,971
Amortisation
At 1 October 2023	(89)
Charge	(144)
At 31 March 2024	(233)
Net Book Value
At 31 March 2024	3,738
At 31 September 2023	3,414